Taxes (Details) - Schedule of statutory EIT rate and the effective tax - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of statutory EIT rate and the effective tax [Abstract]
Provision for income taxes at statutory tax rate in the PRC	$ 1,334,938	$ 2,968,760
Effect of expense for which no income tax is deductible	21,881	1,419
Effective income tax expense	$ 1,356,819	$ 2,970,179